UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23794

THOR Financial Technologies Trust

(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA	15601
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	412-860-6078

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

THOR Index Rotation ETF

(THIR) NYSE

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about THOR Index Rotation ETF for the period of September 23, 2024 to August 31, 2025. You can find additional information about the Fund at https://thorfunds.com/etfs/thir. You can also request this information by contacting us at 1-800-974-6964.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Index Rotation ETF	$56	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Throughout the reporting period, THIR diversified amongst U.S. indices to provide an "index-like" investment experience, with the enhancement of additional exposure of certain indices in times of strength, or decreased exposure during times of market volatility. In the fall of 2024, THIR took advantage of strength in the tech sector from AI with increased exposure to the NASDAQ (QQQ). As we moved into the end of the year, THIR spread its exposure equally across the three main indices to spread exposure across the vast array of the market landscape. During the spring of 2025 the overall market experienced significant weakness from the threat of large global tariffs to be imposed from the U.S. Administration. THIR completely removed equity exposure during this time, significantly reducing downside volatility for about one month. As the dust settled and tariffs were delayed, THIR immediately replaced its equity exposure equally across the three main U.S. indices and has maintained this positioning through the course of the reporting period as the market continues its rise from the spring.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	THOR Index Rotation ETF - NAV	S&P 500® Index
09/23/24	$10,000	$10,000
09/30/24	$10,056	$10,079
10/31/24	$9,960	$9,987
11/30/24	$10,600	$10,574
12/31/24	$10,337	$10,322
01/31/25	$10,562	$10,609
02/28/25	$10,353	$10,471
03/31/25	$10,004	$9,881
04/30/25	$10,498	$9,814
05/31/25	$11,160	$10,431
06/30/25	$11,733	$10,962
07/31/25	$11,918	$11,208
08/31/25	$12,154	$11,435

Average Annual Total Returns

	6 Months	Since Inception (September 23, 2024)
THOR Index Rotation ETF - NAV	17.40%	21.54%
S&P 500® Index	9.21%	14.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$98,180,575
Number of Portfolio Holdings	3
Advisory Fee	$238,155
Portfolio Turnover	276%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
97.3%
Other Assets in Excess of Liabilities
2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Equity	97.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	33.9%
SPDR S&P 500 ETF Trust	32.6%
SPDR Dow Jones Industrial Average ETF	30.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

THOR Index Rotation ETF (THIR)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://thorfunds.com/etfs/thir), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-THIR

THOR Equal Weight Low Volatility ETF

(THLV) NYSE

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about THOR Equal Weight Low Volatility ETF for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://thorfunds.com/etfs/thlv. You can also request this information by contacting us at 1-800-974-6964.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Equal Weight Low Volatility ETF	$56	0.55%

How did the Fund perform during the reporting period?

Throughout the reporting period, THLV diversified amongst a wide-range of sectors as certain areas of the economy displayed periods of strength, while removing those experiencing weakness. During the spring of 2025 the overall market experienced significant weakness from the threat of large global tariffs to be imposed from the U.S. Administration. THLV significantly reduced downside volatility by removing the vast majority of equity exposure during this time, except for consumer staples, for about one month as downward volatility persisted. As the dust settled and tariffs were delayed, THLV immediately added full equity exposure across all 10 of its underlying sectors, positioning itself across the full spectrum of the U.S. economy, and has maintained this positioning through the course of the reporting period as the market continued its rise from the spring.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

THOR Equal Weight Low Volatility ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$16,427
$12,395
09/12/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
08/31/25

	THOR Equal Weight Low Volatility ETF - NAV	S&P 500® Index
09/12/22	$10,000	$10,000
09/30/22	$9,116	$8,731
12/31/22	$9,917	$9,391
03/31/23	$9,864	$10,095
06/30/23	$10,186	$10,978
09/30/23	$9,780	$10,618
12/31/23	$10,502	$11,860
03/31/24	$11,267	$13,112
06/30/24	$11,068	$13,674
09/30/24	$11,966	$14,478
12/31/24	$11,503	$14,827
03/31/25	$11,311	$14,194
06/30/25	$11,980	$15,747
08/31/25	$12,395	$16,427

Average Annual Total Returns

	6 Months	1 Year	Since Inception (September 12, 2022)
THOR Equal Weight Low Volatility ETF - NAV	8.62%	5.48%	7.50%
S&P 500® Index	9.21%	15.88%	18.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$46,796,382
Number of Portfolio Holdings	10
Advisory Fee	$387,801
Portfolio Turnover	519%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.0%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	11.4%
Consumer Discretionary Select Sector SPDR Fund	10.8%
Industrial Select Sector SPDR Fund	10.6%
Energy Select Sector SPDR Fund	10.0%
Financial Select Sector SPDR ETF	10.0%
Materials Select Sector SPDR Fund	10.0%
Utilities Select Sector SPDR Fund	9.5%
Real Estate Select Sector SPDR Fund	9.3%
Consumer Staples Select Sector SPDR Fund	8.7%
Health Care Select Sector SPDR Fund	8.7%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

THOR Equal Weight Low Volatility ETF (THLV)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://thorfunds.com/etfs/thlv), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-THLV

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	Bradley Roth is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Roth is independent for purposes of this Item.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2025	2024
THOR Equal Weight Low Volatility ETF	$12,500	$12,100
THOR Index Rotation ETF	$12,500	$0

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2025	2024
THOR Equal Weight Low Volatility ETF	$3,000	$3,000
THOR Index Rotation ETF	$3,000	$0

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

THOR Equal Weight Low Volatility ETF

(formerly, THOR Low Volatility ETF)

THOR Index Rotation ETF

August 31, 2025

Annual Financial Statements and

Additional Information

THOR EQUAL WEIGHT LOW VOLATILITY ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	EQUITY - 99.0%
21,687	Consumer Discretionary Select Sector SPDR Fund	$5,025,745
50,601	Consumer Staples Select Sector SPDR Fund	4,087,549
51,801	Energy Select Sector SPDR Fund	4,682,292
86,643	Financial Select Sector SPDR ETF	4,677,856
29,701	Health Care Select Sector SPDR Fund	4,081,808
32,492	Industrial Select Sector SPDR Fund	4,939,109
50,675	Materials Select Sector SPDR Fund	4,676,289
102,720	Real Estate Select Sector SPDR Fund	4,346,083
20,388	Technology Select Sector SPDR Fund	5,350,831
52,691	Utilities Select Sector SPDR Fund	4,442,905
		46,310,467

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,597,688)	46,310,467

	TOTAL INVESTMENTS - 99.0% (Cost $41,597,688)	$46,310,467
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	485,915
	NET ASSETS - 100.0%	$46,796,382

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR INDEX ROTATION ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.3%
	EQUITY - 97.3%
58,340	Invesco QQQ Trust Series 1 ETF	$33,277,136
66,177	SPDR Dow Jones Industrial Average ETF	30,182,668
49,682	SPDR S&P 500 ETF	32,047,374
		95,507,178

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,979,417)	95,507,178

	TOTAL INVESTMENTS - 97.3% (Cost $87,979,417)	$95,507,178
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	2,673,397
	NET ASSETS - 100.0%	$98,180,575

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR ETFs

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025

	THOR Equal Weight Low Volatility ETF	THOR Index Rotation ETF
ASSETS
Investment securities:
At cost	$41,597,688	$87,979,417
At fair value	$46,310,467	$95,507,178
Cash and cash equivalents	505,836	2,569,220
Dividend and interest receivable	1,742	15,128
Prepaid expenses and other assets	-	3,869
Capital Shares Receivable	-	125,417
TOTAL ASSETS	46,818,045	98,220,812

LIABILITIES
Investment advisory fees payable	21,663	40,237
TOTAL LIABILITIES	21,663	40,237
NET ASSETS	$46,796,382	$98,180,575

Net Assets Consist Of:
Paid in capital	$45,421,260	$91,634,703
Accumulated earnings	1,375,122	6,545,872
NET ASSETS	$46,796,382	$98,180,575

Net Asset Value Per Share:
Shares:
Net assets	$46,796,382	$98,180,575
Shares of beneficial interest outstanding(a)	1,580,000	3,240,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.62	$30.30

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

THOR ETFs

STATEMENTS OF OPERATIONS

For the Period/Year Ended August 31, 2025

	THOR Equal Weight Low Volatility ETF	THOR Index Rotation ETF*
INVESTMENT INCOME
Dividends	$1,570,215	$374,020
Interest	44,100	-
TOTAL INVESTMENT INCOME	1,614,315	374,020

EXPENSES
Investment advisory fees	387,801	238,155
TOTAL EXPENSES	387,801	238,155

NET INVESTMENT INCOME	1,226,514	135,865

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(1,758,185)	(1,035,459)
Net realized gain from redemptions in-kind	2,633,055	5,714,071
Net change in unrealized appreciation (depreciation) on investments	(1,376,626)	7,527,761
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(501,756)	12,206,373

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$724,758	$12,342,238

*	The THOR Index Rotation ETF commenced operations on September 23, 2024.

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$1,226,514	$1,156,553
Net realized gain (loss) from investments	(1,758,185)	84,182
Net realized gain from redemptions in-kind	2,633,055	1,344,121
Net change in unrealized appreciation (depreciation) on investments	(1,376,626)	3,962,550
Net increase in net assets resulting from operations	724,758	6,547,406

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,029,778)	(1,384,564)
Net decrease in net assets from distributions to shareholders	(1,029,778)	(1,384,564)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,971,220	31,216,760
Payments for shares redeemed	(62,979,724)	(57,012,096)
Net increase (decrease) in net assets from shares of beneficial interest	(32,008,504)	(25,795,336)

TOTAL DECREASE IN NET ASSETS	(32,313,524)	(20,632,494)

NET ASSETS
Beginning of Year	79,109,906	99,742,400
End of Year	$46,796,382	$79,109,906

SHARE ACTIVITY
Shares Sold	1,100,000	1,160,000
Shares Redeemed	(2,304,000)	(2,310,000)
Net decrease in shares from beneficial interest outstanding	(1,204,000)	(1,150,000)

See accompanying notes to financial statements.

THOR Index Rotation ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended August 31, 2025*
FROM OPERATIONS
Net investment income	$135,865
Net realized loss from investments	(1,035,459)
Net realized gain from redemptions in-kind	5,714,071
Net change in unrealized appreciation on investments	7,527,761
Net increase in net assets resulting from operations	12,342,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(82,295)
Net decrease in net assets from distributions to shareholders	(82,295)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	154,036,580
Payments for shares redeemed	(68,365,948)
Net increase in net assets from shares of beneficial interest	85,670,632

TOTAL INCREASE IN NET ASSETS	97,930,575

NET ASSETS
Beginning of Period	250,000 (a)
End of Period	$98,180,575

SHARE ACTIVITY
Shares Outstanding, Beginning of Period	10,000 (a)
Shares Sold	5,740,000
Shares Redeemed	(2,510,000)
Shares Outstanding, End of Period	3,240,000

*	The THOR Index Rotation ETF commenced operations on September 23, 2024.
(a)	Beginning capital of $250,000 was contributed by THOR Financial Technologies, LLC, investment adviser to the ETF, in exchange for 10,000 shares of the ETF in connection with the seeding of the ETF.

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(a)
Net asset value, beginning of year/period	$28.42	$25.35	$25.00

Activity from investment operations:
Net investment income(b)	0.49	0.54	0.29
Net realized and unrealized gain (loss) on investments	1.06 (i)	3.22	0.21
Total from investment operations	1.55	3.76	0.50

Less distributions from:
Net investment income	(0.35)	(0.69)	(0.15)
Total distributions	(0.35)	(0.69)	(0.15)

Net asset value, end of year/period	$29.62	$28.42	$25.35
Market price, end of year/period	$29.61	$28.41	$25.37
Total return(c)	5.48%	15.18%	2.02	%(d)

Market price total return	5.48%	15.00%	2.10	%(d)
Net assets, end of year/period (000s)	$46,796	$79,110	$99,742

Ratio of net expenses to average net assets(f)	0.55%	0.55%	0.55	%(e)
Ratio of net investment income to average net assets(f)(g)	1.74%	2.10%	1.21	%(e)
Portfolio Turnover Rate(h)	519%	445%	440	%(d)

(a)	The THOR Equal Weight Low Volatility ETF commenced operations on September 12, 2022.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Does not include the expenses of other investment companies in which the Fund invests.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(i)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

THOR Index Rotation ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the Period Ended August 31, 2025(a)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income(b)	0.08
Net realized and unrealized gain on investments	5.30
Total from investment operations	5.38

Less distributions from:
Net investment income	(0.08)
Total distributions	(0.08)

Net asset value, end of period	$30.30
Market price, end of period	$30.28
Total return(c)	21.54	%(d)

Market price total return	21.46	%(d)
Net assets, end of period (000s)	$98,181

Ratio of net expenses to average net assets(f)	0.55	%(e)
Ratio of net investment income to average net assets(f)(g)	0.31	%(e)
Portfolio Turnover Rate(h)	276	%(d)

(a)	The THOR Index Rotation ETF commenced operations on September 23, 2024.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Does not include the expenses of other investment companies in which the Fund invests.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

THOR Financial Technologies Trust

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

(1)	ORGANIZATION

The THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF (each a “Fund” or collectively the “Funds”) are each a diversified series of THOR Financial Technologies Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on April 11, 2022, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a “fund of funds”, in that the funds will generally invest in other investment companies. The THOR Equal Weight Low Volatility ETF (formerly, THOR Low Volatility ETF) commenced operations on September 12, 2022. The THOR Index Rotation ETF commenced operations on September 23, 2024. Each Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF is to seek to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Equal Weight Low Volatility Index and THOR SDQ Rotation Index, (each an “Index”) respectively. Each Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a

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security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAV. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAVs as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

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August 31, 2025

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025, for the Funds’ assets and liabilities measured at fair value:

THOR Equal Weight Low Volatility ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$46,310,467	$-	$-	$46,310,467
Total	$46,310,467	$-	$-	$46,310,467

THOR Index Rotation ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$95,507,178	$-	$-	$95,507,178
Total	$95,507,178	$-	$-	$95,507,178

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. Each Fund distributes their net realized capital gains, if any, to shareholders annually. Dividends from net investment income

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

Each Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years August 31, 2023 and August 31, 2024, or expected to be taken in the Funds’ August 31, 2025 tax returns.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the year/period ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds amounted to $360,869,623 and $360,157,281, respectively, for the THOR Equal Weight Low Volatility ETF, and $126,089,758 and $127,330,714, respectively, for the THOR Index Rotation ETF. For the year/period ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $30,449,026 and $61,892,658, respectively for the THOR Equal Weight Low Volatility ETF and $151,482,553 and $66,940,791, respectively, for the THOR Index Rotation ETF.

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

THOR Trading Advisors, LLC, d/b/a THOR Financial Technologies, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Management Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others. The Adviser pays all ordinary operating expenses of the Funds. As compensation for its services, each Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.55% of its average daily net assets. The Funds will pay all (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees, as defined under the 1940 Act); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. For the year/period ended August 31, 2025, the THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF paid advisory fees of $387,801 and $238,155, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to PINE Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, they would increase the cost of an investment in the Funds over time.

For the year/period ended August 31, 2025, the Trustees received fees in the amount of $15,000 each on behalf of the Funds.

In addition, the following provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”) – BluGiant provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of August 31, 2025 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
THOR Equal Weight Low Volatility ETF	$42,421,484	$4,712,780	$(823,797)	$3,888,983
THOR Index Rotation ETF	87,979,417	7,527,761	-	7,527,761

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The tax character of dividends utilized during the periods ended August 31, 2025 and August 31, 2024 was as follows:

For the Year Ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
THOR Equal Weight Low Volatility ETF	$1,029,778	$-	$-	$-	$1,029,778.00
THOR Index Rotation ETF	82,295	-	-	-	82,295

For the Year Ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
THOR Equal Weight Low Volatility ETF	$1,384,564	$-	$-	$-	$1,384,564
THOR Index Rotation ETF	-	-	-	-	-

As of August 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
THOR Equal Weight Low Volatility ETF	$475,487	$-	$(2,989,348)	$3,888,983	$1,375,122
THOR Index Rotation ETF	53,570	(1,009,010)	(26,449)	7,527,761	6,545,872

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,009,010 for THOR Index Rotation ETF.

At August 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
THOR Equal Weight Low Volatility ETF	$2,989,348	$-	$2,989,348	$214,503
THOR Index Rotation ETF	26,449	-	26,449	-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended August 31, 2025, as follows:

	Paid In Capital	Accumulated Earnings (Losses)
THOR Equal Weight Low Volatility ETF	$1,453,099	$(1,453,099)
THOR Index Rotation ETF	5,714,071	(5,714,071)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Funds. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for further information regarding the risks associated with the Funds’ investments which include, but are not limited to: models and data risk, allocation risk, AP risk, ETF structure risks, index calculation agent risk, index tracking risk, smaller fund risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk.

Models and Data Risk. Each Fund’s index relies heavily on proprietary algorithms as well as data and information supplied by third parties that are utilized by such models. To the extent the algorithms do not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Funds’ strategy may not be successfully implemented and the Funds may lose value.

Allocation Risk. The risk that if the Funds’ strategy for allocating assets among different sectors does not work as intended, the Funds may not achieve its objective or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an AP may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem Creation Units, the Funds’ shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

ETF Structure Risks. The Funds are structured as an ETF and are subject to special risks, including:

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Funds at NAV only in Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Index Calculation Agent Risk. Each Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Calculation Agent. There is no assurance that the Index Calculation Agent will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

Index Tracking Risk. The Funds’ return may not match or achieve a high degree of correlation with the return of their respective Index.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. In a liquidation, shareholders of the Funds will receive an amount equal to the Funds’ NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. Each Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. The Funds are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of their respective Index.

Portfolio Turnover Risk. Each Fund may buy and sell investments frequently if its Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Funds. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs, in which each Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through its investments in Underlying Funds, the Funds are subject to

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NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Funds may invest seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund currently seeks to achieve its investment objectives by investing its assets in Underlying Funds. As of August 31, 2025, the percentage of the THOR Index Rotation ETF’s net assets invested in the Invesco QQQ Trust Series 1 was 33.9%, SPDR S&P 500 ETF was 32.6%, and SPDR Dow Jones Industrial Average ETF was 30.7% (the “Securities”). THOR Index Rotation ETF may sell its investments in the Securities at any time if the Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of these investments. The annual reports of the Securities, along with the reports of the independent registered public accounting firm is available at www.sec.gov.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF and

Board of Trustees of THOR Financial Technologies Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of THOR Financial Technologies Trust comprising the funds listed below (the “Funds”) as of August 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
THOR Equal Weight Low Volatility ETF (formerly, THOR Low Volatility ETF)	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period September 12, 2022 (commencement of operations) through August 31, 2023
THOR Index Rotation ETF	For the period from September 23, 2024 (commencement of operations) through August 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2025

THOR Financial Technologies Trust

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on August 7, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Management Agreement”) between the Adviser and the Trust, with respect to THOR Equal Weight Low Volatility ETF (the “Fund”). In considering the renewal of the Management Agreement, the Board received materials specifically relating to the Fund and the Management Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement.

Nature, Extent and Quality of Services. The Board reviewed the background of the Adviser’s key investment personnel, noting no material changes since the last renewal of the Management Agreement. The Board commented that the THOR Low Volatility Index identified investment opportunities for the Fund through the use of its proprietary algorithmic process, with the algorithm monitored by the portfolio managers to ensure accuracy. The Board noted that the Adviser monitored compliance by reviewing reports provided by the Fund’s Administrator and CCO. The Board further noted that the Adviser reported no cybersecurity incidents or material compliance issues since the Management Agreement’s last renewal. The Board noted that the Fund had maintained small bid/ask spreads, and tracking errors had been minimal. The Board observed that the Adviser reported no SEC or regulatory examinations and no material litigation or administrative action since the Management Agreement’s last renewal. The Board concluded that the Adviser continued to provide consistent portfolio management, risk management and compliance services through various market conditions and allocated adequate resources to support the Fund. The Board determined that it could expect the Adviser to continue to provide quality services to the Fund and its shareholders.

Performance. The Board observed that the Fund achieved a net return of 18.78% since inception and a net return of 11.46% for the one-year period ended June 30, 2025. The Board observed that for both the one-year and since inception periods, the Fund had performed in line with the peer group median and outperformed the Morningstar category median. The Board further observed that the Fund underperformed against the MSCI USA Minimum Volatility NR USD Index and the S&P 500 Index. The Board considered the Adviser’s remarks that the MSCI USA Minimum Volatility NR USD Index was being used for comparison purposes as it was the flagship index in the low volatility space and thus warranted a comparison to the Fund for discussion purposes. The Board noted that for the since inception period ended June 30, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses) was generally consistent with the performance of its underlying index, the THOR Equal Weight Low Volatility Index. The Board acknowledged that for standard deviation among its peer group and Morningstar category, the Fund ranked in the fourth and third quartiles, respectively, for both the one-year period and since inception period, both ended on June 30, 2025. The Board noted the Adviser attributed the Fund’s

THOR Financial Technologies Trust

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

underperformance to the overall market underperformance of equal weight strategies during the fiscal period, but that the Adviser remained confident that the Fund’s process and strategy would result in competitive performance over time. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for the Fund’s shareholders.

Fees and Expenses. The Board noted that the advisory fee and net expense ratio of the Fund were each lower than the medians and averages of its peer group and Morningstar category. Given these considerations, the Board concluded that the Adviser’s advisory fee for the Fund was not unreasonable.

Economies of Scale. The Board discussed the Fund’s size and its prospects for growth, concluding that the Adviser had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as the Fund reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services provided to the Fund and noted that the Adviser was managing the Fund at a profit. The Board noted that due to the unitary fee structure, the Adviser paid the expenses of the Fund. Additionally, the Board also noted that employee compensation was not reflected as a Fund expense, but that the Adviser solely compensates its personnel through profit sharing in the Adviser’s profits. The Board concluded that the Adviser’s profits from the Fund were not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-800-974-6964, by visting the Fund’ website at thorfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THOR Financial Technologies Trust

By	/s/ Bradley Roth
Bradley Roth
Principal Executive Officer/President

Date:	11/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bradley Roth
Bradley Roth
Principal Executive Officer/President

Date:	11/3/2025

By	/s/ Kyle Wiggs
Kyle Wiggs
Principal Financial Officer/Treasurer

Date:	11/3/2025